Employee benefits expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about defined benefit plans [abstract]
Wages and salaries	S/ 107,128	S/ 95,684	S/ 101,250
Workers' profit sharing, note 14	15,712	21,554	18,692
Social contributions	21,523	20,626	23,687
Legal bonuses	15,156	14,133	13,477
Vacations	14,305	12,572	11,974
Long-term compensation, note 14	9,495	11,401	16,088
Cessation payments	3,524	9,201	19,184
Training	2,344	2,557	1,510
Others	1,370	1,214	1,432
Total employee benefits expenses	S/ 190,557	S/ 188,942	S/ 207,294